Average Annual Total Returns		12 Months Ended	40 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended		64 Months Ended	72 Months Ended	80 Months Ended	90 Months Ended	111 Months Ended	120 Months Ended
	Nov. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ADVISORSHARES DORSEY WRIGHT ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		24.77%					8.66%						9.48%
ADVISORSHARES DORSEY WRIGHT ADR ETF | AdvisorShares Dorsey Wright ADR ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		24.50%					8.20%						9.16%
ADVISORSHARES DORSEY WRIGHT ADR ETF | AdvisorShares Dorsey Wright ADR ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.65%					6.64%						7.66%
ADVISORSHARES DORSEY WRIGHT ADR ETF | AdvisorShares Dorsey Wright ADR ETF | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		31.22%					8.92%						8.18%
ADVISORSHARES Dorsey Wright FSM US CORE ETF | AdvisorShares Dorsey Wright FSM US Core ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		12.68%					10.03%		14.01%
Performance Inception Date	Dec. 26, 2019
ADVISORSHARES Dorsey Wright FSM US CORE ETF | AdvisorShares Dorsey Wright FSM US Core ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.67%					9.92%		13.90%
Performance Inception Date	Dec. 26, 2019
ADVISORSHARES Dorsey Wright FSM US CORE ETF | AdvisorShares Dorsey Wright FSM US Core ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.51%					7.92%		11.36%
Performance Inception Date	Dec. 26, 2019
ADVISORSHARES Dorsey Wright FSM US CORE ETF | AdvisorShares Dorsey Wright FSM US Core ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%					14.42%		14.99%
Performance Inception Date	Dec. 26, 2019
ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		10.58%					4.43%		10.66%
Performance Inception Date	Dec. 26, 2019
ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.25%					4.09%		10.35%
Performance Inception Date	Dec. 26, 2019
ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.27%					3.29%		8.42%
Performance Inception Date	Dec. 26, 2019
ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF | MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		22.34%					11.19%		11.99%
Performance Inception Date	Dec. 26, 2019
ADVISORSHARES DORSEY WRIGHT SHORT ETF | AdvisorShares Dorsey Wright Short ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		(1.95%)					(6.86%)				(14.03%)
Performance Inception Date	Jul. 10, 2018
ADVISORSHARES DORSEY WRIGHT SHORT ETF | AdvisorShares Dorsey Wright Short ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(4.34%)					(8.48%)				(15.05%)
Performance Inception Date	Jul. 10, 2018
ADVISORSHARES DORSEY WRIGHT SHORT ETF | AdvisorShares Dorsey Wright Short ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(1.17%)					(5.66%)				(9.54%)
Performance Inception Date	Jul. 10, 2018
ADVISORSHARES DORSEY WRIGHT SHORT ETF | AdvisorShares Dorsey Wright Short ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%					14.42%				14.58%
Performance Inception Date	Jul. 10, 2018
ADVISORSHARES FOCUSED EQUITY ETF | AdvisorShares Focused Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		6.31%					10.00%					12.15%
Performance Inception Date	Sep. 20, 2016
ADVISORSHARES FOCUSED EQUITY ETF | AdvisorShares Focused Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.18%					9.86%					11.96%
Performance Inception Date	Sep. 20, 2016
ADVISORSHARES FOCUSED EQUITY ETF | AdvisorShares Focused Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.74%					7.88%					10.03%
Performance Inception Date	Sep. 20, 2016
ADVISORSHARES FOCUSED EQUITY ETF | AdvisorShares Focused Equity ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%					14.42%					15.29%
Performance Inception Date	Sep. 20, 2016
ADVISORSHARES GERBER KAWASAKI ETF | AdvisorShares Gerber Kawasaki ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		17.61%			0.85%
Performance Inception Date	Jul. 01, 2021
ADVISORSHARES GERBER KAWASAKI ETF | AdvisorShares Gerber Kawasaki ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.57%			0.74%
Performance Inception Date	Jul. 01, 2021
ADVISORSHARES GERBER KAWASAKI ETF | AdvisorShares Gerber Kawasaki ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.43%			0.60%
Performance Inception Date	Jul. 01, 2021
ADVISORSHARES GERBER KAWASAKI ETF | AdvisorShares Gerber Kawasaki ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%			12.41%
Performance Inception Date	Jul. 01, 2021
ADVISORSHARES INSIDER ADVANTAGE ETF | AdvisorShares Insider Advantage ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		10.41%					10.77%						10.13%
ADVISORSHARES INSIDER ADVANTAGE ETF | AdvisorShares Insider Advantage ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.97%					10.38%						9.78%
ADVISORSHARES INSIDER ADVANTAGE ETF | AdvisorShares Insider Advantage ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.17%					8.42%						8.23%
ADVISORSHARES INSIDER ADVANTAGE ETF | AdvisorShares Insider Advantage ETF | Russell 3000® Index Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.15%					13.15%						14.29%
ADVISORSHARES MSOS DAILY LEVERAGED ETF | AdvisorShares MSOS Daily Leveraged ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		(51.72%)	(75.54%)
Performance Inception Date	Aug. 24, 2022
ADVISORSHARES MSOS DAILY LEVERAGED ETF | AdvisorShares MSOS Daily Leveraged ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(51.72%)	(75.54%)
Performance Inception Date	Aug. 24, 2022
ADVISORSHARES MSOS DAILY LEVERAGED ETF | AdvisorShares MSOS Daily Leveraged ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(30.62%)	(34.25%)
Performance Inception Date	Aug. 24, 2022
ADVISORSHARES MSOS DAILY LEVERAGED ETF | AdvisorShares MSOS Daily Leveraged ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	17.98%
Performance Inception Date	Aug. 24, 2022
ADVISORSHARES PSYCHEDELICS ETF | AdvisorShares Psychedelics ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		73.43%		(31.25%)
Performance Inception Date	Sep. 15, 2021
ADVISORSHARES PSYCHEDELICS ETF | AdvisorShares Psychedelics ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		66.22%		(32.19%)
Performance Inception Date	Sep. 15, 2021
ADVISORSHARES PSYCHEDELICS ETF | AdvisorShares Psychedelics ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		43.33%		(19.91%)
Performance Inception Date	Sep. 15, 2021
ADVISORSHARES PSYCHEDELICS ETF | AdvisorShares Psychedelics ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%		12.01%
Performance Inception Date	Sep. 15, 2021
ADVISORSHARES PURE CANNABIS ETF | AdvisorShares Pure Cannabis ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		35.65%					(26.88%)			(24.38%)
Performance Inception Date	Apr. 17, 2019
ADVISORSHARES PURE CANNABIS ETF | AdvisorShares Pure Cannabis ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		35.65%					(27.32%)			(25.06%)
Performance Inception Date	Apr. 17, 2019
ADVISORSHARES PURE CANNABIS ETF | AdvisorShares Pure Cannabis ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		21.11%					(16.83%)			(14.23%)
Performance Inception Date	Apr. 17, 2019
ADVISORSHARES PURE CANNABIS ETF | AdvisorShares Pure Cannabis ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%					14.42%			15.47%
Performance Inception Date	Apr. 17, 2019
ADVISORSHARES PURE US CANNABIS ETF | AdvisorShares Pure US Cannabis ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		23.35%					(33.57%)	(26.92%)
Performance Inception Date	Sep. 01, 2020
ADVISORSHARES PURE US CANNABIS ETF | AdvisorShares Pure US Cannabis ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		23.35%					(33.58%)	(26.93%)
Performance Inception Date	Sep. 01, 2020
ADVISORSHARES PURE US CANNABIS ETF | AdvisorShares Pure US Cannabis ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.82%					(19.56%)	(16.54%)
Performance Inception Date	Sep. 01, 2020
ADVISORSHARES PURE US CANNABIS ETF | AdvisorShares Pure US Cannabis ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%					14.42%	14.94%
Performance Inception Date	Sep. 01, 2020
ADVISORSHARES RISK OPTIMIZED ETF | AdvisorShares Risk Optimized ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		23.76%				12.18%	12.21%
Performance Inception Date	Dec. 28, 2020
ADVISORSHARES RISK OPTIMIZED ETF | AdvisorShares Risk Optimized ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		23.76%				12.18%	12.21%
Performance Inception Date	Dec. 28, 2020
ADVISORSHARES RISK OPTIMIZED ETF | AdvisorShares Risk Optimized ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.06%				9.75%	9.77%
Performance Inception Date	Dec. 28, 2020
ADVISORSHARES RISK OPTIMIZED ETF | AdvisorShares Risk Optimized ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%				14.53%	14.42%
Performance Inception Date	Dec. 28, 2020
ADVISORSHARES ACTIVE BEAR ETF | AdvisorShares Active Bear ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		2.10%					(8.23%)						(15.56%)
ADVISORSHARES ACTIVE BEAR ETF | AdvisorShares Active Bear ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		0.66%					(9.70%)						(16.25%)
ADVISORSHARES ACTIVE BEAR ETF | AdvisorShares Active Bear ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.22%					(6.54%)						(9.40%)
ADVISORSHARES ACTIVE BEAR ETF | AdvisorShares Active Bear ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%					14.42%						14.82%
ADVISORSHARES STAR GLOBAL BUY-WRITE ETF | AdvisorShares STAR Global Buy-Write ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		15.23%					7.20%						7.44%
ADVISORSHARES STAR GLOBAL BUY-WRITE ETF | AdvisorShares STAR Global Buy-Write ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.61%					6.76%						7.14%
ADVISORSHARES STAR GLOBAL BUY-WRITE ETF | AdvisorShares STAR Global Buy-Write ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.01%					5.46%						5.90%
ADVISORSHARES STAR GLOBAL BUY-WRITE ETF | AdvisorShares STAR Global Buy-Write ETF | MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		22.34%					11.19%						11.72%